SHARE-BASED PAYMENTS - Share-based Payments Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	$ 12.6	$ 14.2
Mark-to-market change on cash-settled plans	(2.1)	3.1
Total carrying amount of liabilities for cash-settled arrangements (Note 24)	21.0	16.9
Brio Gold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	7.0	7.0
Share-Based Payment Arrangements, Current Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accrued expense on equity-settled compensation plans	3.3	2.2
Accrued expense on cash-settled compensation plans	4.4	1.9
Total expense for instruments granted	$ 7.7	$ 4.1